Consolidated Statement of Cash Flows - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Cash flows from operating activities
Profit before tax	$ 899	$ 786
Finance income and expense	632	640
Share of after-tax losses in associates and joint ventures	59	33
Depreciation, amortisation and impairment	1,403	1,393
Increase in working capital and short-term provisions	(634)	(1,440)
Gains on disposal of intangible assets	(590)	(593)
Non-cash and other movements	(177)	(310)
Cash generated from operations	1,592	509
Interest paid	(378)	(296)
Tax paid	(723)	(288)
Net cash inflow/(outflow) from operating activities	491	(75)
Cash flows from investing activities
Payment of contingent consideration from business combinations	21	415
Purchase of property, plant and equipment	(438)	(486)
Disposal of property, plant and equipment	27	12
Purchase of intangible assets	(1,296)	(207)
Disposal of intangible assets	1,071	638
Movement in profit participation liability	150
Purchase of non-current asset investments	(7)	(14)
Disposal of non-current asset investments	18	20
Movement in short-term investments and fixed deposits	(39)	(171)
Payments to joint ventures	(368)	(151)
Interest received	72	121
Net cash (outflow)/inflow from investing activities	(789)	177
Net cash (outflow)/inflow before financing activities	(298)	102
Cash flows from financing activities
Proceeds from issue of share capital	3,495	16
Issue of loans	500
Repayment of loans	(500)
Dividends paid	(2,432)	(2,363)
Hedge contracts relating to dividend payments	26	(47)
Repayment of obligations under leases	(84)
Movement in short-term borrowings	(64)	1,913
Net cash inflow/(outflow) from financing activities	941	(481)
Net increase/(decrease) in cash and cash equivalents in the period	643	(379)
Cash and cash equivalents at the beginning of the period	4,671	3,172
Exchange rate effects	16	(27)
Cash and cash equivalents at the end of the period	5,330	2,766
Cash and cash equivalents	5,428	2,978
Overdrafts	$ (98)	$ (212)